INCOME TAXES - Tax effects of temporary differences (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Deferred tax liabilities	$ (438,976)	$ (259,191)
Deferred tax liabilities	(438,976)	(259,191)	$ (814,187)
Tax loss carry forwards
INCOME TAXES
Deferred tax assets	9,132,055	588,797
Deferred tax liabilities	9,132,055	588,797	6,241,436
Financing costs
INCOME TAXES
Deferred tax assets		70,806
Deferred tax liabilities		70,806	303,471
Exploration and evaluation assets
INCOME TAXES
Deferred tax liabilities	(9,194,975)	(786,151)
Deferred tax liabilities	(9,194,975)	(786,151)	(7,142,964)
Marketable securities
INCOME TAXES
Deferred tax liabilities	(536,820)	(174,328)
Deferred tax liabilities	(536,820)	(174,328)	(302,767)
Property and equipment
INCOME TAXES
Deferred tax liabilities	(14,394)	(68,556)
Deferred tax liabilities	(14,394)	(68,556)	$ 86,637
Capital lease obligations
INCOME TAXES
Deferred tax assets	74,656	106,765
Deferred tax liabilities	74,656	106,765
Asset retirement obligations
INCOME TAXES
Deferred tax assets	100,502	3,476
Deferred tax liabilities	$ 100,502	$ 3,476